Trade and other payables (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Trade and other payables [Abstract]
Beginning balance	$ 1,018	$ 1,044	$ 1,117
Declared dividends to controlling shareholders, note 17(d)	22,099	7,621	0
Dividends paid to controlling shareholders	(22,099)	(7,621)	0
Declared dividends to non-controlling shareholders	6,036	7,400	10,488
Dividends paid to non-controlling shareholders	(6,036)	(7,400)	(10,488)
Expired dividends	(327)	(30)	(4)
Other minor	39	4	(69)
Final balance	$ 730	$ 1,018	$ 1,044